Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2011
Basis Of Presentation And General Information
Basis of Presentation and General Information

1.Basis of Presentation and General Information

Box Ships Inc. (“Box Ships”) was incorporated on May 19, 2010, under the laws of the Republic of the Marshall Islands, as a wholly owned subsidiary of Paragon Shipping Inc. (NYSE: PRGN) (“Paragon”). Box Ships has a fiscal year end of December 31, and was formed to own and employ containerships. As of December 31, 2010, Paragon owned 100% of the capital stock of Box Ships. The initial authorized capital stock of Box Ships consisted of 100 shares of capital stock at no par value, all of which had been issued to Paragon. On April 11, 2011 an amendment and restatement to the articles of incorporation of the Company was adopted (Note 8).

On April 19, 2011, Box Ships completed its initial public offering (“IPO”) of 11,000,000 shares of its common stock, par value $0.01 per share, at $12.00 per share on the New York Stock Exchange (“NYSE”). Its shares are listed under the symbol “TEU”. At the closing of the IPO, Paragon surrendered the 100 shares of capital stock of Box Ships, which were then cancelled. The IPO generated $132,000,000 of gross proceeds, which were partially used for the acquisition of six containerships (the “Initial Fleet”), discussed in Note 4.

Following the IPO and the subsequent issuance of common stock for the containership acquisitions described in Note 4, Paragon and Mr. Michael Bodouroglou, the Company’s Chairman, President and Chief Executive Officer, beneficially owned approximately 21.1% and 12.1%, respectively, of the Company’s outstanding common stock, as of December 31, 2011.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and present the balance sheet as of December 31, 2010 and the results of operations and cash flows for the period from May 19, 2010 (inception) to December 31, 2010 of Box Ships Inc. and the consolidated financial statements of Box Ships Inc. and its wholly-owned subsidiaries (collectively the “Company”) listed below as of December 31, 2011 and for the year then ended. In the opinion of the management of the Company, all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of financial position, operating results and cash flows have been included in the accompanying consolidated financial statements.

Vessel owning subsidiaries:

Vessel Owning Company	Company Acquisition Date	Vessel Acquisition Date	Vessel’s Name	Built	TEU3
Polyaristi Navigation Co.1	April 20, 2011	April 29, 2011	Box Voyager	2010	3,426
Efploias Shipping Co. 1	April 20, 2011	April 29, 2011	Box Trader	2010	3,426
Tacita Oceanway Carrier Co. 1	April 20, 2011	May 19, 2011	CMA CGM Kingfish	2007	5,095
Alaqua Marine Ltd. 1	May 2, 2011	May 31, 2011	CMA CGM Marlin	2007	5,095
Aral Sea Shipping S.A. 1	April 20, 2011	May 19, 2011	Maersk Diadema (formerly the MSC Siena)	2006	4,546
Amorita Development Inc.1	April 20, 2011	May 9, 2011	Maule	2010	6,589
Lawry Shipping Ltd2	June 7, 2011	August 3, 2011	MSC Emma	2004	5,060

Non-vessel owning subsidiary - dormant:

Non-Vessel Owning Company
Ardal International Co.2

1 Incorporated in Liberia.

2 Incorporated in Marshall Islands.

3 TEU: A 20-foot equivalent unit, the international standard measure for containers and containership capacity.

The Company is engaged in the transportation of containers worldwide through the ownership and operation of containership vessels. The Company outsources the technical and commercial management of its vessels to Allseas Marine S.A. ("Allseas"), a related party wholly owned by Mr. Michael Bodouroglou, the Company's Chairman, President and Chief Executive Officer.

The following charterers individually accounted for more than 10% of the Company’s time charter revenue for the year ended December 31, 2011:

Charterer	% of time charter revenue
Compania Sud Americana De Vapores S.A.	47%
CMA CGM	26%
A.P. Moller - Maersk A/S	16%
Mediterranean Shipping Co. S.A.	11%